DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DESCRIPTION OF BUSINESS AND ORGANIZATION
Schedule of Description of subsidiaries
Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

NEMO Holding Company Limited(“NHCL”)	British Virgin Islands	Investment holding	10,000 ordinary shares at par value of US$1	100%

Gagfare Limited (“GL”)	Hong Kong	Travel agency	500,000 ordinary shares for HK$500,000	100%

Beyond Blue Limited (“BBL”)	Hong Kong	Event organizer	1 ordinary share for HK$1	100%

New Momentum Asia Pte. Ltd. (“NMAPL”)	Singapore	Investment holding	1 ordinary share of SGD 1	100%

JPOPCOIN Limited (“JL”)	Hong Kong	Administrative service	5 ordinary shares for HK$5	100%

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

NEMO Holding Company Limited	British Virgin Islands	Investment holding	10,000 ordinary shares at par value of US$1	100%

Gagfare Limited	Hong Kong	Travel agency	500,000 ordinary shares for HK$500,000	100%

Beyond Blue Limited	Hong Kong	Event organizer	1 ordinary share for HK$1	100%

New Momentum Asia Pte. Ltd.	Singapore	Investment holding	1 ordinary share of SGD 1	100%

JPOPCOIN Limited	Hong Kong	Administrative service	5 ordinary shares for HK$5	100%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).